Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt, total		$ 470,458	$ 119,573
Less: current maturities		2,809	59
Long-term debt noncurrent		$ 467,649	119,514
Maximum | USD
Debt Instrument [Line Items]
Interest percentage spread		2.876%
Long-Term Bank Loans | USD
Debt Instrument [Line Items]
Interest percentage		Libor+1.1% - Libor + 2.6%
Long-term Debt, total	[1]	$ 458,550	118,550
Long-Term Bank Loans | NIS
Debt Instrument [Line Items]
Years of maturity		5 years
Interest percentage	[1]	Prime+1% - Prime+2.99%
Long-term Debt, total	[1]	$ 10,636	0
Long-Term Bank Loans | Other
Debt Instrument [Line Items]
Years of maturity		10 years
Interest percentage	[1]	4.2%
Interest percentage spread		4.20%
Long-term Debt, total	[1]	$ 1,272	$ 1,023
Long-Term Bank Loans | Maximum | USD
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		2.60%
Long-Term Bank Loans | Maximum | NIS
Debt Instrument [Line Items]
Interest percentage spread		2.99%
Long-Term Bank Loans | Minimum | USD
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.10%
Long-Term Bank Loans | Minimum | NIS
Debt Instrument [Line Items]
Interest percentage spread		1.00%

[1]	For covenants see Note 21F.